Provisions and contingent liabilities - Additional information (Details) R$ in Thousands	Dec. 31, 2025 BRL (R$) claim	Dec. 31, 2024 BRL (R$) claim	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)
Disclosure of contingent liabilities [line items]
Other provisions	R$ 191,651	R$ 146,173	R$ 97,678	R$ 43,541
Estimated financial effect of contingent liabilities	3,703,191	2,481,746
Tax
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	2,105,051	1,338,518
Civil
Disclosure of contingent liabilities [line items]
Other provisions	R$ 75,424	R$ 58,738
Number of civil and administrative claims for which the likelihood of loss has been classified as probable | claim	712	681
Estimated financial effect of contingent liabilities	R$ 1,429,045	R$ 970,615
Labor Contingent Liability [Member]
Disclosure of contingent liabilities [line items]
Other provisions	R$ 114,687	R$ 85,895
Number of civil and administrative claims for which the likelihood of loss has been classified as probable | claim	365	275
Estimated financial effect of contingent liabilities	R$ 169,095	R$ 172,613